Operating Income - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income [Line Items]
Total operating income	€ 15,374	€ 12,188
Industrial income recognized	11,482	8,790
Revenue	15,374	12,188
Research tax credit (CIR)	3,893	3,398
Revenue and other income	15,374	12,188
Research Tax Credit	14,847		€ 11,299
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	3,547	3,343
Other Operating Income [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	263	46
Government Grants And Subsidies [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	82	9
Revenue
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	€ 11,482	€ 8,790
Ipsen
Disclosure Of Other Income [Line Items]
Deferred income				€ 40,000